Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2025 Fund
December 31, 2024
Z25-NPRT3-0325
1.9884239.107
Bond Funds - 44.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	663,480	4,889,847
Fidelity Series Corporate Bond Fund (a)	215,699	1,982,276
Fidelity Series Emerging Markets Debt Fund (a)	31,621	249,807
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,154	69,721
Fidelity Series Floating Rate High Income Fund (a)	5,180	46,616
Fidelity Series Government Bond Index Fund (a)	349,652	3,150,364
Fidelity Series High Income Fund (a)	5,429	46,745
Fidelity Series International Credit Fund (a)	9	78
Fidelity Series International Developed Markets Bond Index Fund (a)	262,833	2,281,388
Fidelity Series Investment Grade Bond Fund (a)	305,851	3,021,811
Fidelity Series Investment Grade Securitized Fund (a)	217,663	1,911,085
Fidelity Series Long-Term Treasury Bond Index Fund (a)	523,478	2,779,670
Fidelity Series Real Estate Income Fund (a)	4,742	46,566
TOTAL BOND FUNDS (Cost $22,016,809)		20,475,974

Domestic Equity Funds - 29.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	156,761	3,110,145
Fidelity Series Commodity Strategy Fund (a)	1,232	106,178
Fidelity Series Large Cap Growth Index Fund (a)	79,280	2,013,713
Fidelity Series Large Cap Stock Fund (a)	80,014	1,836,325
Fidelity Series Large Cap Value Index Fund (a)	235,073	3,834,041
Fidelity Series Small Cap Core Fund (a)	82,400	1,006,107
Fidelity Series Small Cap Opportunities Fund (a)	29,446	430,791
Fidelity Series Value Discovery Fund (a)	87,146	1,350,756
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,352,674)		13,688,056

International Equity Funds - 26.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	52,159	817,858
Fidelity Series Emerging Markets Fund (a)	97,986	850,520
Fidelity Series Emerging Markets Opportunities Fund (a)	186,103	3,409,411
Fidelity Series International Growth Fund (a)	106,209	1,851,217
Fidelity Series International Index Fund (a)	59,900	709,810
Fidelity Series International Small Cap Fund (a)	41,731	676,038
Fidelity Series International Value Fund (a)	156,293	1,863,007
Fidelity Series Overseas Fund (a)	137,880	1,853,108
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,589,602)		12,030,969

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $42,959,085)	46,194,999
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6)
NET ASSETS - 100.0%	46,194,993

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	25,998	356,511	385,657	2,113	3,257	(109)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,965,716	1,193,204	1,120,682	164,547	(59,294)	(89,098)	4,889,846	663,480
Fidelity Series Blue Chip Growth Fund	3,531,513	811,796	1,566,164	289,102	321,829	11,171	3,110,145	156,761
Fidelity Series Canada Fund	867,026	167,560	236,616	24,089	9,124	10,764	817,858	52,159
Fidelity Series Commodity Strategy Fund	368,832	120,431	365,899	12,888	(228,302)	211,116	106,178	1,232
Fidelity Series Corporate Bond Fund	2,371,309	418,950	804,018	72,273	(3,061)	(904)	1,982,276	215,699
Fidelity Series Emerging Markets Debt Fund	272,606	39,662	64,064	10,861	1,173	430	249,807	31,621
Fidelity Series Emerging Markets Debt Local Currency Fund	87,388	8,528	22,815	3,300	1,061	(4,441)	69,721	8,154
Fidelity Series Emerging Markets Fund	892,643	259,461	293,220	23,251	2,817	(11,181)	850,520	97,986
Fidelity Series Emerging Markets Opportunities Fund	3,582,979	1,000,894	1,266,362	69,507	31,089	60,811	3,409,411	186,103
Fidelity Series Floating Rate High Income Fund	52,415	9,554	15,072	3,403	47	(327)	46,617	5,180
Fidelity Series Government Bond Index Fund	3,467,241	745,277	1,038,726	83,584	(22,819)	(609)	3,150,364	349,652
Fidelity Series Government Money Market Fund	38,808	14,590	53,398	322	-	-	-	-
Fidelity Series High Income Fund	281,685	36,718	278,701	12,074	5,611	1,432	46,745	5,429
Fidelity Series International Credit Fund	74	3	-	4	-	1	78	9
Fidelity Series International Developed Markets Bond Index Fund	2,051,416	780,563	528,223	75,952	(4,135)	(18,233)	2,281,388	262,833
Fidelity Series International Growth Fund	2,174,847	467,439	668,965	75,554	67,567	(189,671)	1,851,217	106,209
Fidelity Series International Index Fund	823,487	153,671	233,262	20,658	18,553	(52,639)	709,810	59,900
Fidelity Series International Small Cap Fund	776,855	175,980	229,530	63,178	15,262	(62,528)	676,039	41,731
Fidelity Series International Value Fund	2,185,469	435,374	664,272	82,794	68,572	(162,136)	1,863,007	156,293
Fidelity Series Investment Grade Bond Fund	3,489,674	668,683	1,119,304	105,457	(18,178)	936	3,021,811	305,851
Fidelity Series Investment Grade Securitized Fund	2,301,544	404,759	783,255	71,482	(21,297)	9,334	1,911,085	217,663
Fidelity Series Large Cap Growth Index Fund	2,237,152	371,393	965,018	12,005	230,541	139,645	2,013,713	79,280
Fidelity Series Large Cap Stock Fund	2,370,432	354,716	1,004,782	147,825	180,952	(64,993)	1,836,325	80,014
Fidelity Series Large Cap Value Index Fund	4,237,600	890,029	1,384,129	110,671	121,382	(30,842)	3,834,040	235,073
Fidelity Series Long-Term Treasury Bond Index Fund	3,645,594	571,040	1,277,470	83,496	(149,645)	(9,849)	2,779,670	523,478
Fidelity Series Overseas Fund	2,180,060	383,040	627,385	40,729	69,478	(152,085)	1,853,108	137,880
Fidelity Series Real Estate Income Fund	50,706	6,979	11,942	2,502	(603)	1,426	46,566	4,742
Fidelity Series Small Cap Core Fund	42,006	1,153,370	221,404	10,264	2,677	29,458	1,006,107	82,400
Fidelity Series Small Cap Opportunities Fund	1,048,279	114,883	714,117	45,770	133,363	(151,617)	430,791	29,446
Fidelity Series Treasury Bill Index Fund	91,167	30,877	122,044	643	-	-	-	-
Fidelity Series Value Discovery Fund	1,565,081	346,574	538,745	52,229	23,047	(45,201)	1,350,756	87,146
	52,077,602	12,492,509	18,605,241	1,772,527	800,068	(569,939)	46,194,999	4,183,404

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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